Other financial assets, Non-current	12 Months Ended
Mar. 31, 2020
Other financial assets, Non-current
Other financial assets, Non-current

22.  Other financial assets, Non-current

	March 31,
	2019	2020
Security deposits	30,356	30,233
Interest accrued on term deposits	275	—
Total	30,631	30,233

Security deposit represents fair value of amount paid to landlord for the leased premises. As on March 31, 2020, remaining tenure for security deposits ranges from 3 to 8 years.

In the statement of cash flows, interest reinvested on term deposits amounted to INR Nil  (March 31, 2019: INR 1,097) has been adjusted against interest received under investing activities.